Equity - Schedule of Reconciliation of Shareholders' Equity Movement (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2022
Number of Shares
Number of Shares, Lifezone Holdings restricted stock units exercised (in shares)		2,819,653
Number of Shares, Lifezone Holdings share options, net settled exercised (in shares)		1,560,396
Number of Shares, Total transactions with shareholders (in shares)		4,380,049
Number of Shares, Total Lifezone Holdings Limited shares prior to share exchange (in shares)		62,680,131
Number of Shares, Total Lifezone Holdings shares exchanged for Lifezone shares (in shares)		(62,680,131)
Number of Shares, Exchanged for Issue of Lifezone shares (in shares)		62,680,131
Number of Shares, Previous GoGreen Sponsor shareholders (in shares)		6,468,600
Number of Shares, Previous GoGreen public shareholders (in shares)		1,527,554
Number of Shares, PIPE Investors (in shares)		7,017,317
Number of Shares, Simulus Vendors (in shares)		500,000
Number of Shares, Share exchange transaction (in shares)		78,193,602
Number of Shares, Issue of shares from warrants exercised (in shares)		76,350
Number of Shares, Issue of shares on vesting of RSUs (in shares)	760,439
Number of Shares, Issue of shares to debenture holders (in shares)	89,181
Number of Shares, Issue of shares (in shares)	849,620
$
Lifezone Holdings restricted stock units exercised		$ 150
Lifezone Holdings share options, net settled exercised		83
Number of Shares amount, Total transactions with shareholders		233
Total Lifezone Holdings Limited shares prior to share exchange		3,334
Total Lifezone Holdings shares exchanged for Lifezone shares		(3,334)
Exchanged for Issue of Lifezone shares		6,268
Previous GoGreen Sponsor shareholders		647
Previous GoGreen public shareholders		153
PIPE Investors		702
Simulus Vendors		50
Number of Shares amount, Share exchange transaction		7,820
Issue of shares from warrants exercised		$ 8
Issue of shares on vesting of RSUs	$ 76
Issue of shares to debenture holders	9
Issue of shares	$ 85